Deposits (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CHF	Dec. 31, 2012 CHF	Dec. 31, 2013 Foreign CHF	Dec. 31, 2012 Foreign CHF	Dec. 31, 2013 Switzerland CHF	Dec. 31, 2012 Switzerland CHF	Dec. 31, 2013 Bank USD ($)	Dec. 31, 2013 Bank CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2013 Bank Foreign CHF	Dec. 31, 2012 Bank Foreign CHF	Dec. 31, 2013 Bank Switzerland CHF	Dec. 31, 2012 Bank Switzerland CHF
Deposits
Non-interest-bearing demand deposits		9,073,000,000	12,803,000,000	4,335,000,000	4,521,000,000	4,738,000,000	8,282,000,000		9,071,000,000	12,803,000,000	4,336,000,000	4,521,000,000	4,735,000,000	8,282,000,000
Interest-bearing demand deposits		167,372,000,000	157,369,000,000	26,294,000,000	24,976,000,000	141,078,000,000	132,393,000,000		164,443,000,000	155,065,000,000	27,169,000,000	25,713,000,000	137,274,000,000	129,352,000,000
Savings deposits		63,609,000,000	60,147,000,000	26,000,000	44,000,000	63,583,000,000	60,103,000,000		55,663,000,000	52,578,000,000	26,000,000	44,000,000	55,637,000,000	52,534,000,000
Time deposits		116,143,000,000	109,007,000,000	100,785,000,000	98,221,000,000	15,358,000,000	10,786,000,000		115,821,000,000	107,818,000,000	101,166,000,000	98,853,000,000	14,655,000,000	8,965,000,000
Total deposits		356,197,000,000	339,326,000,000	131,440,000,000	127,762,000,000	224,757,000,000	211,564,000,000		344,998,000,000	328,264,000,000	132,697,000,000	129,131,000,000	212,301,000,000	199,133,000,000
of which due to banks		23,108,000,000	31,014,000,000						23,147,000,000	30,574,000,000
of which customer deposits		333,089,000,000	308,312,000,000						321,851,000,000	297,690,000,000
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000		116,106,000,000	108,887,000,000						115,792,000,000	107,705,000,000
Threshold for considering concentration of time deposits (in dollars)	100,000							100,000
Overdrawn deposits not included in total deposits, reclassified as loans		18,000,000	67,000,000						18,000,000	67,000,000